Summary of Significant Accounting Policies - Schedule of Revenue From Customers, Net (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disaggregation Of Revenue [Line Items]
Revenue from customers	₨ 15,236	$ 208.3	₨ 12,958	₨ 9,926
Safe-Guard Duties and Goods and Service Tax [Member]
Disaggregation Of Revenue [Line Items]
Revenue from customers	₨ 381	$ 5.2